UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                  FORM 13F

                             FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):                   [ ]is a restatement
                     [ ]adds new holdings entries.

Institutional Investment Manager Filing the Report:
                       Name:       Hudson Valley Investment Advisors, LLC
                       Address:   97 West Main Street
                                           P.O. Box 268
                                           Goshen, NY 10924
                      13F File Number:28-12105

The institutional investment manager, filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergal


Person Signing this Report on Behalf of Reporting Manager:

Name:                           Michael M. Rundle
Title:                          Chief Compliance Officer
Phone:                          845-294-6127
Signature,              Place,                          and Date of Signing:
Michael M. Rundle          Goshen, New York                June 30, 2008
Report Type (Check only one.):
                                [X]     13F HOLDING REPORT.
                                [ ]     13F NOTICE.
                                [ ]     13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		67
Form 13F Information Table Value Total:		$97,780

List of Other Included Managers:


No. 13F File Number				Name

   Form 13F Information Table
					                   VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER	       VOTING AUTHORITY
   NAME OF ISSUER	       TITLE OF CLASS	 CUSIP	  (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS       SOLE    SHARED    NONE

3M COMPANY		       COM		885794101      445     6395 SH	     SOLE	              6395        0      0
ALLIED WASTE INDUSTRIES	       COM		019589308      582    46100 SH	     SOLE                    46100        0      0
AMERICAN INTL GROUP INC	       COM		026874107      754    28513 SH	     SOLE		     28513        0      0
AT & T INC		       COM		00206R102      966    28669 SH	     SOLE		     28669        0      0
AUTO DATA PROCESSING	       COM		053015103     1168    27875 SH	     SOLE		     27875        0      0
BANK AMERICA CORP	       COM		060505104     3029   126876 SH 	     SOLE		    126876        0      0
BANK OF NY MELLON CORP	       COM		064058100     1375    36356 SH	     SOLE		     36356        0      0
BERKSHIRE BANCP INC DEL	       COM		084597202     1466   110074 SH	     SOLE		    110074        0      0
BEST BUY INC		       COM		086516101     1407    35524 SH	     SOLE		     35524        0      0
BP AMOCO PLC		       COM		055622104     2689    38653 SH	     SOLE		     38653        0      0
BRISTOL-MYERS SQUIBB CO	       COM		110122108     1404    68390 SH	     SOLE		     68390        0      0
C V S CORP DEL		       COM		126650100     2532    63980 SH	     SOLE		     63980        0      0
CARDINAL HEALTH INC	       COM		14149Y108     1676    32490 SH	     SOLE		     32490        0      0
CHEVRONTEXACO CORP	       COM		166764100     3594    36256 SH	     SOLE		     36256        0      0
CHUBB CORPORATION	       COM		171232101     1941    39596 SH	     SOLE		     39596        0      0
CISCO SYSTEMS INC	       COM		17275R102     2823   121385 SH       SOLE		    121385        0      0
CITIGROUP		       COM		172967101      556    33174 SH	     SOLE		     33174        0      0
CITRIX SYSTEMS INC	       COM		177376100     1212    41225 SH	     SOLE		     41225        0      0
COMMUNITY BK OF ORANGE	       COM		203570106	26    10200 SH	     SOLE		     10200        0      0
CONOCOPHILLIPS 		       COM		20825c104     1292    13692 SH	     SOLE		     13692	  0	 0
COVIDIEN LTD		       COM		G2552X108      407     8492 SH	     SOLE		      8492	  0	 0
E M C CORP MASS		       COM		268648102      577    39295 SH	     SOLE		     39295        0      0
ELECTRONIC DATA SYS CORP       COM		286661104      628    25500 SH	     SOLE		     25500        0      0
EMERSON ELECTRIC CO	       COM		291011104     2382    48170 SH	     SOLE		     48170        0      0
EXXON MOBIL CORPORATION	       COM		30231G102     4496    51017 SH	     SOLE		     51017        0      0
FEDERAL NATL MTG ASSN	       COM		313586109      549    28143 SH	     SOLE		     28143        0      0
GENERAL ELECTRIC COMPANY       COM		369604103     2834   106187 SH	     SOLE		    106187        0      0
GOLDMAN SACHS GROUP INC	       COM		38141G104     1889    10800 SH	     SOLE		     10800        0      0
HALLIBURTON COMPANY	       COM		406216101     4038    76089 SH	     SOLE		     76089        0      0
HOME DEPOT INC		       COM		437076102     1749    74682 SH	     SOLE		     74682        0      0
INTEGRATED ENVR TECH LTD       COM              45821F108        3    39123 SH       SOLE                    39123        0      0
INTEL CORP		       COM		458140100     2569   119602 SH       SOLE		    119602        0      0
INTL BUSINESS MACHINES	       COM		459200101      806     6798 SH	     SOLE		      6798        0      0
INTL FLAVOR & FRAGRANCES       COM		459506101      631    16150 SH	     SOLE		     16150        0      0
JOHNSON & JOHNSON	       COM		478160104     4143    64388 SH	     SOLE		     64388        0      0
JP MORGAN CHASE & CO	       COM		46625H100     1507    43925 SH	     SOLE		     43925        0      0
KRAFT FOODS INC		       COM		50075N104      703    24723 SH	     SOLE		     24723        0      0
LOWES COMPANIES INC	       COM		548661107      212    10210 SH	     SOLE		     10210        0      0
MCDONALDS CORPORATION	       COM		580135101      360     6412 SH	     SOLE		      6412        0      0
MEDCOHEALTH SOLUTIONS	       COM		58405U102     1187    25142 SH	     SOLE		     25142        0      0
METLIFE INC		       COM		59156R108     1087    20602 SH	     SOLE	             20602        0      0
MICROSOFT CORP		       COM		594918104     2944   107034 SH       SOLE		    107034        0      0
NABORS INDS INC		       COM		G6359F103     2863    58150 SH	     SOLE		     58150        0      0
NEOPROBE CORP		       COM		640518106        7    10000 SH	     SOLE		     10000	  0	 0
NORTHROP GRUMMAN CORP	       COM		666807102      391     5850 SH	     SOLE                     5850        0      0
ORACLE CORPORATION	       COM		68389X105     3433   163455 SH       SOLE		    163455        0      0
PEPSICO INCORPORATED	       COM		713448108     2521    39647 SH	     SOLE		     39647        0      0
PFIZER INCORPORATED	       COM		717081103     1877   107464 SH	     SOLE		    107464        0      0
PNC FINANCIAL SERVICES	       COM		693475105      500     8759 SH	     SOLE		      8759        0      0
PRECISION CASTPARTS CORP       COM		740189105      824     8550 SH	     SOLE		      8550        0      0
PROCTER & GAMBLE CO	       COM		742718109     2443    40171 SH	     SOLE		     40171        0      0
PROVIDENT NEW YORK BANCORP     COM		744028101     1264   114292 SH	     SOLE	                 0        0 114292
SARA LEE CORP		       COM		803111103      520    42450 SH	     SOLE		     42450        0      0
SCHLUMBERGER LTD	       COM 		806857108      433     4028 SH	     SOLE		      4028	  0      0
SOVEREIGN BANCORP INC	       COM		845905108      280    38084 SH	     SOLE		     38084        0      0
SUPERVALU INC		       COM		868536103      896    29012 SH	     SOLE 		     29012        0      0
SYSCO CORPORATION	       COM		871829107      925    33620 SH	     SOLE		     33620        0      0
THE CHARLES SCHWAB CORP	       COM		808513105     1525    74225 SH	     SOLE		     74225        0      0
THERMO ELECTRON CORP	       COM		883556102     2938    52715 SH	     SOLE		     52715        0      0
TIME WARNER INC		       COM		00184A105      621    41947 SH	     SOLE		     41947        0      0
TYCO INTL LTD NEW	       COM		902124106      520    12991 SH	     SOLE		     12991        0      0
UNITED PARCEL SERVICE B	       COM		911312106      244     3967 SH	     SOLE		      3967        0      0
VERIZON COMMUNICATIONS	       COM		92343V104     2152    60801 SH	     SOLE		     60801        0      0
WAL-MART STORES INC	       COM		931142103     2457    43715 SH	     SOLE		     43715        0      0
WATERFORD WEDGEWOOD   	       COM		G94697102       .2    16000 SH 	     SOLE		     16000	  0	 0
WATSON PHARMACEUTICALS	       COM		942683103     1300    47850 SH	     SOLE		     47850        0      0
WELLS FARGO  & CO NEW	       COM		949746101      208     8769 SH	     SOLE		      8769        0      0